Leases (Tables)	12 Months Ended
Jun. 30, 2026
Leases
Schedule of right-of-use assets	Right-of-use assets:

	2026	2025
	£’000	£’000
Property	2,881	6,879
Plant and machinery	22	266
Total	2,903	7,145

Schedule of lease liabilities

Lease liabilities:

	2026	2025
	£’000	£’000
Current	465	572
Non-current	2,805	7,899
Total lease liabilities	3,270	8,471

The following table provides an analysis of the movements in lease liabilities:

£’000
As at 1 July 2024	8,641
Cash flows	(889)
Additions	81
Accretion expense	638
As at 30 June 2025	8,471
Cash flows	(1,973)
Additions	792
Disposals	(4,320)
Accretion expense	300
As at 30 June 2026	3,270

Schedule of amounts recognized in the consolidated statement of profit or loss

	2026	2025	2024
	£’000	£’000	£’000
Depreciation charge of right-of-use assets
Property	(564)	(776)	(847)
Plant and machinery	(244)	(270)	(401)
	(808)	(1,046)	(1,248)
Interest expense (included in finance cost)	(300)	(638)	(681)
Expense relating to short-term leases (included in operating expenses)	(185)	(236)	(258)